EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share

	For the Year Ended
	December 31,
	2017	2018	2019
Numerator:
Net income attributable to Class A and Class B ordinary shareholders	128,153	165,420	245,451

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	89,399,642	89,399,642	89,399,642
Weighted average number of vested restricted shares	—	—	115,511

Denominator for basic net income per Class A and Class B ordinary share	89,399,642	89,399,642	89,515,153
Dilutive effect of unvested restricted shares	—	—	30,557

Denominator for diluted net income per Class A and Class B ordinary share	89,399,642	89,399,642	89,545,710

Net income per Class A and Class B ordinary share
—Basic and Diluted	1.43	1.85	2.74